CONSOLIDATED FINANCIAL STATEMENTS DETAILS (Tables)	12 Months Ended
Dec. 31, 2017
CONSOLIDATED FINANCIAL STATEMENTS DETAILS
Schedule of accounts receivable

Accounts receivable as of December 31, 2016 and 2017 consisted of the following:

	2016	2017	2017
	RUB	RUB	$
Trade receivables	8,191	10,398	180.6
Allowance for doubtful accounts	(450)	(652)	(11.3)
Total accounts receivable, net	7,741	9,746	169.3

Schedule of movements in the allowance for doubtful accounts

Movements in the allowance for doubtful accounts are as follows:

	2015	2016	2017	2017
	RUB	RUB	RUB	$
Balance at the beginning of the period	132	295	450	7.8
Charges to expenses	182	211	243	4.2
Utilization	(19)	(56)	(41)	(0.7)
Balance at the end of the period	295	450	652	11.3

Schedule of other current assets

Other current assets as of December 31, 2016 and 2017 consisted of the following:

	2016	2017	2017
	RUB	RUB	$
VAT reclaimable	1,014	882	15.4
Funds receivable	224	802	13.9
Interest receivable	268	763	13.2
Loans to employees	454	624	10.8
Restricted cash	136	549	9.5
Other receivables	66	184	3.2
Loans granted to third parties	100	53	0.9
Prepaid taxes	149	39	0.7
Receivables for disposed equity securities	267	—	—
Other	36	143	2.5
Total other current assets	2,714	4,039	70.1

Schedule of other non-current assets

Other non‑current assets as of December 31, 2016 and 2017 consisted of the following:

	2016	2017	2017
	RUB	RUB	$
Loans to employees	1,129	1,492	26.0
Loans granted to third parties	847	849	14.7
VAT reclaimable	148	638	11.1
Loans granted to related parties (Note 17)	173	173	3.0
Interest receivable	27	43	0.7
Restricted cash	442	20	0.3
Other receivables	45	86	1.5
Total other non-current assets	2,811	3,301	57.3

Schedule of investments in debt securities	Investments in debt securities as of December 31, 2016 and 2017 consisted of the following:

	2016	2017	2017
	RUB	RUB	$
Credit-linked notes	3,033	—	—
Total investments in debt securities	3,033	—	—

Schedule of investments in non-marketable equity securities

Investments in non‑marketable equity securities as of December 31, 2016 and 2017 consisted of the following:

	2016	2017	2017
	RUB	RUB	$
Yandex.Money	832	1,206	20.9
Other	681	795	13.8
Total investments in non-marketable equity securities	1,513	2,001	34.7

Schedule of accounts payable and accrued liabilities

Accounts payable and accrued liabilities as of December 31, 2016 and 2017 comprise the following:

	2016	2017	2017
	RUB	RUB	$
Trade accounts payable and accrued liabilities	7,852	9,202	159.8
Salary and other compensation expenses payable/accrued to employees	1,680	1,909	33.2
Total accounts payable and accrued liabilities	9,532	11,111	193.0

Schedule components of other Income/(loss), net

The following table presents the components of other income/(loss), net for the periods presented:

	2015	2016	2017	2017
	RUB	RUB	RUB	$
Foreign exchange gains/(losses)	1,903	(3,834)	(1,784)	(31.0)
Gain from sale of equity securities	—	157	33	0.6
Gain/(loss) from repurchases of convertible debt	310	53	(6)	(0.1)
Other	46	229	291	5.1
Total other income/(loss), net	2,259	(3,395)	(1,466)	(25.4)